Stockholders' Equity (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Feb. 29, 2016	Jan. 31, 2016	Feb. 15, 2013	Dec. 31, 2015	Dec. 11, 2015	Dec. 31, 2014
Stockholders Equity [Line Items]
Common Stock, Shares Authorized (in shares)				50,000,000		50,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001		$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.65
Common Stock, Shares, Issued				14,908,439		7,123,089
Class of Warrant or Right, Outstanding				5,794,700
Convertible Promissory Notes [Member]
Stockholders Equity [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 10,800
Accrued Interest [Member]
Stockholders Equity [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 366,484
Accredited Investors [Member]
Stockholders Equity [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				1,160,067
Warrants Issued to Purchase of Common Stock, Shares				1,160,067
Proceeds From Sale Of Stock During Period				$ 1,392,080
Stock Issued During Period, Shares, New Issues				2,320,134
Shares Issued, Price Per Share				$ 0.001
Accredited Investors [Member] | Subsequent Event [Member]
Stockholders Equity [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		506,599
Warrants Issued to Purchase of Common Stock, Shares		506,599
Proceeds From Sale Of Stock During Period		$ 607,919
Stock Issued During Period, Shares, New Issues		1,013,198
Shares Issued, Price Per Share		$ 0.01
Investor Note Holders [Member]
Stockholders Equity [Line Items]
Warrants Issued to Purchase of Common Stock, Shares				2,052,206
Debt Conversion, Converted Instrument, Shares Issued				5,465,216
Investor Note Holders [Member] | Convertible Promissory Notes [Member]
Stockholders Equity [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 2,033,868
Investor Note Holders [Member] | Accrued Interest [Member]
Stockholders Equity [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 428,779
Investor Note Holders [Member] | Subsequent Event [Member]
Stockholders Equity [Line Items]
Warrants Issued to Purchase of Common Stock, Shares		141,698
Debt Conversion, Converted Instrument, Shares Issued		303,639
Investor Note Holders [Member] | Subsequent Event [Member] | Convertible Promissory Notes [Member]
Stockholders Equity [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 135,000
Investor Note Holders [Member] | Subsequent Event [Member] | Accrued Interest [Member]
Stockholders Equity [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 35,038
Taglich Brothers, Inc [Member]
Stockholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.715
Warrants Issued to Purchase of Common Stock, Shares				11,258
Debt Conversion, Converted Instrument, Shares Issued				24,124
Percentage of Placement Agent Commission on Gross Proceeds				8.00%
Reimbursement Of Offering Expenses				$ 30,000
Warrants to purchase Of common stock, Stock Offering				232,013
Percentage Of Common Stock Sold in offering				10.00%
Taglich Brothers, Inc [Member] | Convertible Promissory Notes [Member]
Stockholders Equity [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 10,800
Taglich Brothers, Inc [Member] | Accrued Interest [Member]
Stockholders Equity [Line Items]
Debt Conversion, Converted Instrument, Amount				2,709
Taglich Brothers, Inc [Member] | Subsequent Event [Member]
Stockholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.715
Warrants Issued to Purchase of Common Stock, Shares		131,682
Payment Made To Placement Agent		$ 62,237
Related Party Note Holder [Member] | Convertible Promissory Notes [Member]
Stockholders Equity [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 1,808,068
Michael Chretien [Member]
Stockholders Equity [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.007
Warrants To Purchase Of Common Shares			500,000
Matthew Chretien [Member]
Stockholders Equity [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 1.96
Stock Returned During Period Shares			500,000
Stock Returned During Period Values			$ 980,000
A. Michael Chretien [Member]
Stockholders Equity [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.001
Stock Returned During Period Shares			500,000
A. Michael Chretien [Member] | Subsequent Event [Member]
Stockholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.007
Warrants Issued to Purchase of Common Stock, Shares	500,000
Placement Agent [Member] | Taglich Brothers, Inc [Member]
Stockholders Equity [Line Items]
Warrants Issued to Purchase of Common Stock, Shares				546,521
Placement Agent Warrants [Member] | Taglich Brothers, Inc [Member]
Stockholders Equity [Line Items]
Interest Expense, Debt				$ 1,647,610
December Offering [Member]
Stockholders Equity [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.65	0.65
Sale of Stock, Price Per Share					$ 1.20
Sale of Stock, Number of Shares Issued in Transaction				1,666,666
Warrant Expiration Term				five years
One Four Year Warrant [Member] | Matthew Chretien [Member]
Stockholders Equity [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.007
Stock Returned During Period Shares			500,000
One Four Year Warrant [Member] | A. Michael Chretien [Member]
Stockholders Equity [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.007
Warrants To Purchase Of Common Shares			500,000
Warrant [Member]
Stockholders Equity [Line Items]
Fair Value Assumptions, Exercise Price				$ 0.80
Warrant [Member] | Placement Agent [Member]
Stockholders Equity [Line Items]
Underwriting Expenses				$ 435,718